CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2018	$ 17,224,000,000	$ 7,285,000,000	$ 1,901,000,000	$ (881,000,000)	$ 6,274,000,000	$ (9,000,000)	$ 273,000,000	$ 9,666,000,000
Net income (loss)	212,000,000	165,000,000	165,000,000				11,000,000	36,000,000
Other comprehensive income (loss)	1,447,000,000	515,000,000		(72,000,000)	579,000,000	8,000,000	20,000,000	912,000,000
Capital contributions (Note 14)	294,000,000							294,000,000
Dividends declared	(1,319,000,000)	(609,000,000)	(609,000,000)				(37,000,000)	(673,000,000)
Other	16,000,000	(8,000,000)	(5,000,000)	(3,000,000)			1,000,000	23,000,000
Change in year	650,000,000	63,000,000	(449,000,000)	(75,000,000)	579,000,000	8,000,000	(5,000,000)	592,000,000
Ending balance at Dec. 31, 2019	17,874,000,000	7,348,000,000	1,452,000,000	(956,000,000)	6,853,000,000	(1,000,000)	268,000,000	10,258,000,000
Net income (loss)	(2,819,000,000)	(2,738,000,000)	(2,738,000,000)				11,000,000	(92,000,000)
Other comprehensive income (loss)	2,129,000,000	769,000,000		(410,000,000)	1,185,000,000	(6,000,000)	(22,000,000)	1,382,000,000
Capital contributions (Note 14)	438,000,000	102,000,000	102,000,000					336,000,000
Return of capital	(82,000,000)							(82,000,000)
Dividends declared	(789,000,000)	(276,000,000)	(276,000,000)					(513,000,000)
Special distribution/TerraForm Power acquisition	(5,006,000,000)	(3,980,000,000)	(4,371,000,000)	20,000,000	392,000,000	(21,000,000)		(1,026,000,000)
Other	(20,000,000)	(48,000,000)	5,000,000	(4,000,000)	(49,000,000)		1,000,000	27,000,000
Change in year	(6,149,000,000)	(6,171,000,000)	(7,278,000,000)	(394,000,000)	1,528,000,000	(27,000,000)	(10,000,000)	32,000,000
Ending balance at Dec. 31, 2020	11,725,000,000	1,177,000,000	(5,826,000,000)	(1,350,000,000)	8,381,000,000	(28,000,000)	258,000,000	10,290,000,000
Net income (loss)	930,000,000	946,000,000	946,000,000				7,000,000	(23,000,000)
Other comprehensive income (loss)	2,185,000,000	1,568,000,000		(216,000,000)	1,812,000,000	(28,000,000)	16,000,000	601,000,000
Capital contributions (Note 14)	65,000,000							65,000,000
Disposal (Note 4)	(181,000,000)		60,000,000		(60,000,000)			(181,000,000)
Dividends declared	(675,000,000)						(20,000,000)	(655,000,000)
Other	176,000,000	(24,000,000)	(14,000,000)	(2,000,000)	(8,000,000)			200,000,000
Change in year	2,500,000,000	2,490,000,000	992,000,000	(218,000,000)	1,744,000,000	(28,000,000)	3,000,000	7,000,000
Ending balance at Dec. 31, 2021	$ 14,225,000,000	$ 3,667,000,000	$ (4,834,000,000)	$ (1,568,000,000)	$ 10,125,000,000	$ (56,000,000)	$ 261,000,000	$ 10,297,000,000